Offerings - Offering: 1	Aug. 01, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	400,000	[1],[2]
Proposed Maximum Offering Price per Unit	188.62	[3]
Maximum Aggregate Offering Price	$ 75,448,000	[3]
Fee Rate	0.01476%
Amount of Registration Fee	$ 11,136.12
Offering Note
(1)
Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form
S-8
also covers an indeterminate number of additional shares of common stock of AutoNation, Inc. (the “Registrant”) that may be offered and issued under the AutoNation, Inc. 2024
Non-Employee
Director Equity Plan (“2024 Plan”) to prevent dilution resulting from stock splits, stock distributions or similar transactions.

(2)
Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act based upon the average of the high and low sales prices per share of the Registrant’s common stock reported on the New York Stock Exchange on July 31, 2024.

(3)	Represents the maximum number of shares of common stock reserved for future issuance under the 2024 Plan.

[1]	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 also covers an indeterminate number of additional shares of common stock of AutoNation, Inc. (the “Registrant”) that may be offered and issued under the AutoNation, Inc. 2024 Non-Employee Director Equity Plan (“2024 Plan”) to prevent dilution resulting from stock splits, stock distributions or similar transactions.
[2]	Represents the maximum number of shares of common stock reserved for future issuance under the 2024 Plan.
[3]	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(h) of the Securities Act based upon the average of the high and low sales prices per share of the Registrant’s common stock reported on the New York Stock Exchange on July 31, 2024.